EATON VANCE MUNICIPALS TRUST II

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 033-71320) certifies (a) that the forms of prospectuses dated June 1, 2023 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 67 (“Amendment No. 67”) to the Registrant’s Registration Statement on Form N-1A and forms of statements of additional information dated June 1, 2023 used with respect to the following series of the Registrant except Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund and Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund, do not differ from those contained in Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 67 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-23-000789) on May 25, 2023:

Eaton Vance High Yield Municipal Income Fund

Parametric TABS Intermediate-Term Municipal Bond Fund

Parametric TABS Short-Term Municipal Bond Fund

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

EATON VANCE MUNICIPALS TRUST II

By: /s/ Nicholas Di Lorenzo
Nicholas Di Lorenzo
Secretary

Date: June 2, 2023